Share-Based Payment (Details) - Schedule of Fair Value of the Options Granted - ₪ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment (Details) - Schedule of Fair Value of the Options Granted [Line Items]
Price per share		₪ 1.477
Exercise price		₪ 1.639
Expected volatility (%)		46.00%	48.00%
Expected term (in years)	6 years 3 months	10 years	10 years
Risk-free interest (%)	4.50%	2.97%	1.53%
Expected dividend rate (%)
Bottom of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of the Options Granted [Line Items]
Price per share	₪ 0.87		₪ 24.1
Exercise price	₪ 0.93		25.2
Expected volatility (%)	112.28%
Top of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of the Options Granted [Line Items]
Price per share	₪ 1.05		28.5
Exercise price	₪ 1.09		₪ 36
Expected volatility (%)	116.03%